Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2030 Portfolio

March 31, 2021

VIPIFF2030-QTLY-0521
1.830291.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	450,778	$21,028,775
VIP Equity-Income Portfolio Investor Class (a)	868,190	21,791,567
VIP Growth & Income Portfolio Investor Class (a)	1,035,280	24,898,494
VIP Growth Portfolio Investor Class (a)	230,754	21,545,491
VIP Mid Cap Portfolio Investor Class (a)	143,220	6,092,595
VIP Value Portfolio Investor Class (a)	878,399	15,978,078
VIP Value Strategies Portfolio Investor Class (a)	498,437	7,820,475
TOTAL DOMESTIC EQUITY FUNDS
(Cost $79,973,725)		119,155,475

International Equity Funds - 31.4%
VIP Emerging Markets Portfolio Investor Class (a)	3,209,646	47,085,500
VIP Overseas Portfolio Investor Class (a)	2,381,501	62,109,539
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $78,841,745)		109,195,039

Bond Funds - 33.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,794,768	19,509,129
Fidelity Long-Term Treasury Bond Index Fund (a)	631,835	8,681,415
VIP High Income Portfolio Investor Class (a)	1,328,509	6,974,670
VIP Investment Grade Bond Portfolio Investor Class (a)	5,975,867	80,196,140
TOTAL BOND FUNDS
(Cost $112,971,012)		115,361,354

Short-Term Funds - 1.3%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $4,664,222)	4,664,222	4,664,222
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $276,450,704)		348,376,090
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$348,376,095

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$18,198,827	$2,195,852	$593,868	$652	$(3,566)	$(288,116)	$19,509,129
Fidelity Long-Term Treasury Bond Index Fund	7,503,497	2,669,068	287,268	41,097	(32,294)	(1,171,588)	8,681,415
VIP Contrafund Portfolio Investor Class	19,786,827	2,325,702	546,481	974,313	(10,738)	(526,535)	21,028,775
VIP Emerging Markets Portfolio Investor Class	44,054,636	5,281,312	2,128,325	1,809,298	51,685	(173,808)	47,085,500
VIP Equity-Income Portfolio Investor Class	20,874,190	2,345,449	2,631,699	712,841	29,973	1,173,654	21,791,567
VIP Government Money Market Portfolio Investor Class 0.01%	3,645,966	1,253,107	234,851	91	--	--	4,664,222
VIP Growth & Income Portfolio Investor Class	23,785,392	2,699,648	3,515,382	741,969	112,696	1,816,140	24,898,494
VIP Growth Portfolio Investor Class	20,162,873	3,979,263	721,444	2,472,769	1,327	(1,876,528)	21,545,491
VIP High Income Portfolio Investor Class	6,498,220	634,311	133,179	55,769	(53)	(24,629)	6,974,670
VIP Investment Grade Bond Portfolio Investor Class	74,045,368	12,235,210	2,717,158	1,123,331	(63,138)	(3,304,142)	80,196,140
VIP Mid Cap Portfolio Investor Class	5,766,321	393,217	677,195	22,716	64,110	546,142	6,092,595
VIP Overseas Portfolio Investor Class	58,587,686	7,062,139	2,748,505	1,831,968	(60,543)	(731,238)	62,109,539
VIP Value Portfolio Investor Class	15,283,810	1,217,309	2,673,007	37,255	287,114	1,862,852	15,978,078
VIP Value Strategies Portfolio Investor Class	7,473,458	512,648	1,376,737	12,164	116,113	1,094,993	7,820,475
Total	$325,667,071	$44,804,235	$20,985,099	$9,836,233	$492,686	$(1,602,803)	$348,376,090

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.